Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Revenue Source and Geographical Location for Sales and Usage-Based Taxes

The following table presents our revenues disaggregated by revenue source and geographical location. Sales and usage-based taxes are included as a component of revenues.

		March 31, 2018	March 31, 2017
Geographical area	Source	(Unaudited)	(Unaudited)
United States	Nutraceuticals	$296,897	$107,990
Hong Kong	Nutraceuticals	$16,413	$-

Schedule of Depreciation of Estimated Useful Lives

Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets are as follows.

Furniture and office equipment	7 years
Research and development equipment	3 to 7 years
Information technology equipment	5 years
Software	3 years